TRADE ACCOUNTS RECEIVABLE, NET (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 vessel
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance					$ 7,946	$ 7,434	$ 9,317
Additions charged to income					199	512
Deductions credited to income					(7,193)		(1,883)
Allowance for doubtful accounts balance	$ 7,434				952	7,946	$ 7,434
Bad debt write off					7,000
VLCC Mayfair [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance					400
Proceeds from Legal Settlements					1,700
VLCC Camden [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Proceeds from Legal Settlements					700
VLCC Mayfair and VLCC Camden [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance					7,400
Allowance for doubtful accounts balance						$ 7,400
Number of vessels disposed of | vessel								2
Proceeds from Legal Settlements					$ 2,400
Golden Zhejiang [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Proceeds from Legal Settlements	$ 3,100	$ 3,300	$ 3,200	$ 9,700
Time Charter Revenue [Member] | Golden Zhejiang [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Proceeds from Legal Settlements				$ 1,900